CONVERTIBLE DEBENTURES FINANCING (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	$ 583,295	$ 553,295
Interest accrued	7,500	30,000
Ending balance	590,795	583,295
Liability Component [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	549,589	519,589
Interest accrued	7,500	30,000
Ending balance	557,089	549,589
Equity Component [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	33,706	33,706
Interest accrued	0	0
Ending balance	$ 33,706	$ 33,706